CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,257,601	$ 1,510,341
Prepaid expenses	75,150	147,500
Total current assets	1,332,751	1,657,841
Investments held in Trust Account	204,481,237	203,107,342
Total Assets	205,813,988	204,765,183
Current liabilities:
Accounts payable	24,713	18,475
Accrued expenses	2,579,005	478,577
Accrued expenses - related party	30,000	54,839
Due to related parties	404,007	427,503
Total current liabilities	3,037,725	979,394
Deferred underwriting commissions	7,043,750	7,043,750
Deferred legal fees	150,000	150,000
Total Liabilities	10,231,475	8,173,144
Commitments and Contingencies
Temporary Equity	190,582,510	191,592,030
Shareholders' Equity:
Preferred shares value
Additional paid-in capital	4,861,657	3,852,147
Retained earnings	137,736	1,147,262
Total Shareholders' Equity	5,000,003	5,000,009
Total Liabilities and Shareholders' Equity	205,813,988	204,765,183
Common Class A [Member]
Shareholders' Equity:
Ordinary shares value	107	97
Total Shareholders' Equity	107	97
Common Class B [Member]
Shareholders' Equity:
Ordinary shares value	503	503
Total Shareholders' Equity	$ 503	$ 503